Accounts Receivable, net (Including Related and Unrelated Parties) (Details) - TWD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Notes and Accounts Receivable [Abstract]
Accounts receivable	$ 42,021,402	$ 49,201,632
Less: allowance for doubtful accounts	(93,053)	(104,617)
allowance for sales returns and discounts	(1,337,076)	(853,614)
Accounts Receivable, Net Including Related Parties	40,591,273	48,243,401
Accounts receivable, net	38,738,211	45,710,177
Accounts receivable from related parties, net	$ 1,853,062	$ 2,533,224